Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Schedule of future minimum commitments under non cancelable agreements	As of December 31, 2021, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2022	4,715
2023	488
2024 and after	189
Total	5,392